DISPOSITION OF BUSINESSES (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 15, 2023	Sep. 30, 2023	Jun. 30, 2024
Australian Port Operation
Disclosure of subsidiaries [line items]
Proceeds from disposition			$ 20
Gain (loss) on disposition of business			6
Australian Port Operation | Consortium
Disclosure of subsidiaries [line items]
Proceeds from disposition			75
Gain (loss) on disposition of business			$ 25
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Proceeds from disposition		$ 35
Gain (loss) on disposition of business		20
Indian telecom tower operation | Consortium
Disclosure of subsidiaries [line items]
Proceeds from disposition		$ 124
Indian Toll Road Operations
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary	$ 180
Gain (loss) on disposition of business	100
Indian Toll Road Operations | Consortium
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary	600
Gain (loss) on disposition of business	$ 340